Business Combination (Details) - Schedule of Fair Value of the Identifiable Assets $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Fair Value of the Identifiable Assets [Abstract]
Intangible assets IP / Brand, Carrying value at acquisition date
Intangible assets IP / Brand, Fair value adjustments	36,550
Intangible assets IP / Brand, Fair value at acquisition date	36,550
Intangible assets Customer relationships, Carrying value at acquisition date
Intangible assets Customer relationships, Fair value adjustments	8,007
Intangible assets Customer relationships, Fair value at acquisition date	8,007
Total identified assets, Carrying value at acquisition date
Total identified assets, Fair value adjustments	44,557
Total identified assets, Fair value at acquisition date	44,557
Goodwill, Carrying value at acquisition date
Goodwill, Fair value adjustments	35,926
Goodwill, Fair value at acquisition date	35,926
Acquisition price, Carrying value at acquisition date
Acquisition price, Fair value adjustments
Acquisition price, Fair value at acquisition date	$ 80,483